Subsequent Events (Details) - USD ($)	Jul. 31, 2024	Feb. 13, 2024	Jul. 23, 2024	Jun. 30, 2024	Jun. 25, 2024	May 21, 2024	Dec. 31, 2023
Subsequent Events
Debt term		3 years 9 months
Adagio Medical Inc
Subsequent Events
Exercise price							$ 7.97
Preferred stock par value ( in dollars per share)				$ 0.001
May 2024 Convertible Notes | Adagio Medical Inc
Subsequent Events
Principal amount						$ 3,000,000.0
Interest rate						8.00%
Outstanding notes				$ 3,000,000.0
June 2024 Convertible Notes | Adagio Medical Inc
Subsequent Events
Principal amount					$ 2,500,000
Interest rate					8.00%
Outstanding notes				2,500,000
New Adagio Convertible Notes | Convert Warrants | Adagio Medical Inc
Subsequent Events
Principal amount		$ 20,000,000.0
Interest rate		13.00%
Shares called by per each warrant		1
Exercise price		$ 24.00
Debt term		3 years 9 months
February 2024 Convertible Notes | Adagio Medical Inc
Subsequent Events
Principal amount		$ 7,000,000.0
Interest rate		8.00%
Outstanding notes				$ 7,000,000
Subsequent event
Subsequent Events
Debt term		3 years 9 months
Preferred stock par value ( in dollars per share)		$ 0.001
Subsequent event | Adagio Medical Holdings, Inc.
Subsequent Events
Amount of funds raised	$ 84,200,000
Subsequent event | New Adagio Convertible Notes | Adagio Medical Inc
Subsequent Events
Principal amount		$ 20,000,000.0
Interest rate		13.00%
Debt term		3 years 9 months
Debt instrument face amount to be issued pursuant to the agreement		$ 5,500,000
Class of warrant or right to be issued pursuant to the agreement		937,500
Subsequent event | New Adagio Convertible Notes | Convert Warrants | Adagio Medical Inc
Subsequent Events
Shares called by per each warrant		1
Exercise price		$ 24.00
Subsequent event | Bridge Financing | Adagio Medical Holdings, Inc.
Subsequent Events
Amount of funds raised	$ 29,500,000
Subsequent event | Bridge Financing Note 2024 | Adagio Medical Inc
Subsequent Events
Principal amount		$ 7,000,000.0
Proceeds from convertible debt		$ 7,000,000.0
Subsequent event | July 2024 Convertible Notes | Adagio Medical Inc
Subsequent Events
Principal amount			$ 1,000,000.0
Interest rate			8.00%